Leases - Disclosure of lease expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total amount recognised in profit or loss
Interest on lease liabilities	¥ 3,655	¥ 3,894
Depreciation charge of right-of-use assets	12,367	12,298	¥ 43
COVID-19-related rent concessions from lessors	(3)
Low value and short-term lease rental	358	631
Total amount recognized in profit or loss	¥ 16,377	¥ 16,823